Revenue	6 Months Ended
Jun. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue
REVENUE

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2018	2017	2018	2017
Electric and gas revenue
United States
ITC	400	411	741	775
UNS Energy	475	502	862	907
Central Hudson	208	186	496	422
Canada
FortisBC Energy	204	231	634	718
FortisAlberta	139	149	276	293
FortisBC Electric	80	74	180	173
Newfoundland Power	147	154	367	381
Maritime Electric	48	47	102	98
FortisOntario	48	50	97	101
Caribbean
Caribbean Utilities	62	57	114	107
FortisTCI	20	20	37	38
Total electric and gas revenue	1,831	1,881	3,906	4,013
Other services revenue (1)	111	106	209	199
Revenue from contracts with customers	1,942	1,987	4,115	4,212
Alternative revenue	(9)	(6)	3	(2)
Other revenue	14	34	26	79
Total revenue	1,947	2,015	4,144	4,289

(1)
Includes $57 million and $109 million from regulated operations for the three and six months ended June 30, 2018, respectively ($53 million and $100 million for the three and six months ended June 30, 2017, respectively).

Revenue from Contracts with Customers
Electric and gas revenue includes revenue from the sale and/or delivery of electricity and gas, transmission revenue, and wholesale electric revenue, all based on regulator-approved tariff rates.

Other services revenue includes: (i) the sale of energy from non-regulated generation operations; (ii) management fee revenue at UNS Energy for the operation of Springerville Units 3 and 4; (iii) revenue from storage optimization activities at Aitken Creek; and (iv) revenue from other services that reflect the ordinary business activities of Fortis' utilities.

Alternative Revenue
Alternative revenue programs allow utilities to adjust future rates in response to past activities or completed events, if certain criteria are met. Alternative revenue is recognized on an accrual basis with a corresponding regulatory asset or liability until the revenue is settled. Upon settlement, revenue is not recognized as revenue from contracts with customers but rather as settlement of the regulatory asset or liability on the balance sheet. The Corporation's significant alternative revenue programs are summarized below.

ITC's formula rates include an annual true-up mechanism that compares actual revenue requirements to billed revenue and any over- or under-collections are accrued and reflected in future rates within a two-year period. The formula rates do not require annual regulatory approvals, although inputs remain subject to legal challenge.

UNS Energy has a lost fixed-cost recovery mechanism ("LFCR") surcharge that provides for the recovery of lost fixed costs, as measured by a reduction in non-fuel revenue, associated with energy efficiency savings and distributed generation that is authorized by the ACC and determined to have occurred. For recovery of the LFCR regulatory asset, UNS Energy is required to file an annual LFCR adjustment request with the ACC for the LFCR revenue recognized in the prior year. The recovery is subject to a year-over-year cap of 1% of total retail revenue. UNS Energy also has a demand side management surcharge that is approved by the ACC annually, which is effective June 1 of each year, to compensate UNS Energy for the costs to design and implement cost-effective energy efficiency and demand response programs until such costs are reflected in UNS Energy's non-fuel base rates as well as a performance incentive.

At FortisBC Energy and FortisBC Electric, an earnings sharing mechanism that allows for a 50/50 sharing of variances from operating and maintenance expenses and capital expenditures was approved as part of the annual revenue requirements. This mechanism is in place until the expiry of the current PBR plan in 2019. Additionally, variances in the forecast versus actual customer-use rate are captured throughout the year in a revenue stabilization adjustment mechanism and a flow-through deferral account, which are either refunded to or recovered from customers in rates within two years.

Other Revenue
Other revenue primarily includes gains/losses on energy contract derivatives and lease revenue.

Accounts Receivable and Other Current Assets
The timing of revenue recognition, billings, and cash collections results in trade accounts receivable and unbilled accounts receivable. Accounts receivable are summarized below.

	As at
	June 30,	December 31,
($ millions)	2018	2017
Trade accounts receivable	488	460
Unbilled accounts receivable	493	562
Allowance for doubtful accounts	(34)	(31)
Total accounts receivable	947	991
Income tax receivable	32	8
Other	154	132
	1,133	1,131